Schedule of investments
Delaware High-Yield Opportunities Fund	October 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.13%
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	230,000	$222,599
Total Convertible Bond (cost $221,087)		222,599

Corporate Bonds — 88.23%
Automotive — 2.56%
Allison Transmission 144A 5.875% 6/1/29 #	724,000	791,509
Ford Motor
8.50% 4/21/23	620,000	685,314
9.00% 4/22/25	195,000	229,619
Ford Motor Credit
3.37% 11/17/23	470,000	466,475
4.125% 8/17/27	440,000	433,950
4.542% 8/1/26	480,000	489,000
5.584% 3/18/24	430,000	452,493
5.875% 8/2/21	395,000	403,868

General Motors Financial 5.70% μ, ψ	305,000	316,438
		4,268,666
Banking — 3.07%
Barclays 6.125% μ, ψ	825,000	841,404
Deutsche Bank 6.00% μ, ψ	600,000	535,500
Natwest Group 8.625% μ, ψ	1,355,000	1,401,517
Popular 6.125% 9/14/23	2,170,000	2,330,635
		5,109,056
Basic Industry — 10.44%
Allegheny Technologies 5.875% 12/1/27	1,285,000	1,211,915
Avient 144A 5.75% 5/15/25 #	1,193,000	1,257,124
Blue Cube Spinco 10.00% 10/15/25	310,000	327,713
Cemex 144A 7.375% 6/5/27 #	480,000	529,325
First Quantum Minerals
144A 6.875% 10/15/27 #	425,000	423,406
144A 7.25% 4/1/23 #	805,000	810,253
144A 7.50% 4/1/25 #	710,000	713,994

Freeport-McMoRan 5.45% 3/15/43	1,705,000	1,948,696
Hudbay Minerals
144A 6.125% 4/1/29 #	380,000	389,500
144A 7.625% 1/15/25 #	410,000	426,144

Intertape Polymer Group 144A 7.00% 10/15/26 #	685,000	721,688
Joseph T Ryerson & Son 144A 8.50% 8/1/28 #	283,000	303,779
Kraton Polymers 144A 7.00% 4/15/25 #	885,000	914,316
M/I Homes 4.95% 2/1/28	1,086,000	1,127,404
NQ-137 [10/20] 12/20 (1440438)    1

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Mattamy Group
144A 4.625% 3/1/30 #	260,000	$264,347
144A 5.25% 12/15/27 #	720,000	763,650
New Gold
144A 6.375% 5/15/25 #	195,000	201,216
144A 7.50% 7/15/27 #	310,000	335,924
Novelis
144A 4.75% 1/30/30 #	230,000	233,678
144A 5.875% 9/30/26 #	425,000	439,080

Olin 5.00% 2/1/30	430,000	434,220
PowerTeam Services 144A 9.033% 12/4/25 #	1,105,000	1,174,753
Tronox 144A 6.50% 4/15/26 #	625,000	634,694
WESCO Distribution 144A 7.25% 6/15/28 #	550,000	602,852
White Cap Buyer 144A 6.875% 10/15/28 #	850,000	872,844
WR Grace & Co. 144A 4.875% 6/15/27 #	310,000	323,333
		17,385,848
Capital Goods — 7.27%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	755,000	768,213
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	540,000	556,583
Berry Global 144A 5.625% 7/15/27 #	1,105,000	1,158,062
Bombardier
144A 7.50% 3/15/25 #	585,000	426,319
144A 7.875% 4/15/27 #	461,000	336,530

EnPro Industries 5.75% 10/15/26	870,000	916,597
Griffon 5.75% 3/1/28	900,000	934,875
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	312,000	312,574
Reynolds Group Issuer 144A 4.00% 10/15/27 #	1,715,000	1,742,869
Spirit AeroSystems 144A 5.50% 1/15/25 #	840,000	855,750
Terex 144A 5.625% 2/1/25 #	470,000	472,056
Titan Acquisition 144A 7.75% 4/15/26 #	310,000	310,000
TransDigm
5.50% 11/15/27	955,000	932,892
144A 6.25% 3/15/26 #	1,315,000	1,372,538
144A 8.00% 12/15/25 #	160,000	173,160

Vertical Holdco 144A 7.625% 7/15/28 #	200,000	207,875
Vertical US Newco 144A 5.25% 7/15/27 #	200,000	206,215
Welbilt 9.50% 2/15/24	417,000	424,124
		12,107,232
Communications — 11.68%
Altice Financing 144A 5.00% 1/15/28 #	565,000	548,793
2    NQ-137 [10/20] 12/20 (1440438)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Altice France Holding
144A 6.00% 2/15/28 #	1,630,000	$1,566,430
144A 10.50% 5/15/27 #	835,000	922,153

C&W Senior Financing 144A 6.875% 9/15/27 #	1,099,000	1,159,995
Cablevision Lightpath
144A 3.875% 9/15/27 #	580,000	576,375
144A 5.625% 9/15/28 #	300,000	303,563

CenturyLink 144A 5.125% 12/15/26 #	1,350,000	1,382,339
Cincinnati Bell 144A 7.00% 7/15/24 #	1,130,000	1,171,658
Connect Finco 144A 6.75% 10/1/26 #	1,835,000	1,851,056
Frontier Communications 144A 5.875% 10/15/27 #	470,000	479,988
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	515,000	547,831
Level 3 Financing 144A 4.25% 7/1/28 #	960,000	965,760
Sprint
7.125% 6/15/24	255,000	293,622
7.625% 3/1/26	510,000	621,427
7.875% 9/15/23	1,675,000	1,914,734

Sprint Capital 8.75% 3/15/32	170,000	254,568
T-Mobile USA
6.00% 4/15/24	640,000	652,128
6.50% 1/15/26	1,070,000	1,116,278

Vodafone Group 7.00% 4/4/79 μ	680,000	807,564
Windstream Escrow 144A 7.75% 8/15/28 #	939,000	909,656
Zayo Group Holdings 144A 6.125% 3/1/28 #	1,385,000	1,399,501
		19,445,419
Consumer Cyclical — 3.69%
Boyd Gaming 4.75% 12/1/27	890,000	867,367
Caesars Entertainment
144A 6.25% 7/1/25 #	530,000	544,840
144A 8.125% 7/1/27 #	440,000	459,800
L Brands
144A 6.875% 7/1/25 #	605,000	649,462
144A 9.375% 7/1/25 #	355,000	412,244

MGM Resorts International 4.75% 10/15/28	1,185,000	1,160,559
Scientific Games International
144A 8.25% 3/15/26 #	714,000	724,142
144A 8.625% 7/1/25 #	400,000	416,372

Six Flags Entertainment 144A 4.875% 7/31/24 #	525,000	488,707
Station Casinos 144A 5.00% 10/1/25 #	415,000	413,703
		6,137,196
NQ-137 [10/20] 12/20 (1440438)    3

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 3.92%
Energizer Holdings 144A 4.375% 3/31/29 #	675,000	$682,425
JBS USA LUX
144A 5.50% 1/15/30 #	490,000	533,487
144A 6.50% 4/15/29 #	675,000	759,463
Kraft Heinz Foods
5.00% 7/15/35	420,000	483,805
5.20% 7/15/45	700,000	773,852

Pilgrim's Pride 144A 5.75% 3/15/25 #	525,000	538,125
Post Holdings 144A 5.50% 12/15/29 #	970,000	1,047,624
Spectrum Brands
144A 5.00% 10/1/29 #	920,000	977,500
144A 5.50% 7/15/30 #	235,000	251,891

United Natural Foods 144A 6.75% 10/15/28 #	465,000	471,394
		6,519,566
Energy — 12.00%
Cheniere Energy Partners 4.50% 10/1/29	895,000	913,804
CNX Resources 144A 7.25% 3/14/27 #	1,115,000	1,177,741
Continental Resources 5.00% 9/15/22	895,000	882,470
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	1,065,000	935,203
DCP Midstream Operating 5.125% 5/15/29	1,010,000	1,006,041
EQM Midstream Partners 144A 6.50% 7/1/27 #	615,000	645,879
Genesis Energy 6.50% 10/1/25	1,370,000	1,139,669
Murphy Oil 5.875% 12/1/27	1,305,000	1,030,976
Murphy Oil USA 5.625% 5/1/27	785,000	827,045
NuStar Logistics
6.00% 6/1/26	1,265,000	1,251,357
6.375% 10/1/30	740,000	746,013
Occidental Petroleum
2.70% 2/15/23	844,000	756,962
3.00% 2/15/27	485,000	367,084
3.50% 8/15/29	470,000	339,838
6.625% 9/1/30	610,000	535,458
PDC Energy
5.75% 5/15/26	855,000	807,441
6.125% 9/15/24	607,000	591,446

Precision Drilling 144A 7.125% 1/15/26 #	1,590,000	1,007,360
Southwestern Energy 7.75% 10/1/27	1,306,000	1,350,894
Targa Resources Partners
144A 4.875% 2/1/31 #	515,000	503,366
5.375% 2/1/27	1,015,000	1,022,425

4    NQ-137 [10/20] 12/20 (1440438)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Western Midstream Operating 4.75% 8/15/28	875,000	$820,312
WPX Energy
5.25% 10/15/27	945,000	949,347
5.875% 6/15/28	355,000	363,438
		19,971,569
Financial Services — 2.95%
AerCap Holdings 5.875% 10/10/79 μ	565,000	448,274
AerCap Ireland Capital DAC 6.50% 7/15/25	835,000	919,840
Ally Financial 8.00% 11/1/31	705,000	974,641
DAE Funding
144A 4.50% 8/1/22 #	230,000	231,725
144A 5.75% 11/15/23 #	1,529,000	1,550,023

United Shore Financial Services 144A 5.50% 11/15/25 #	775,000	785,424
		4,909,927
Healthcare — 6.83%
Bausch Health 144A 6.25% 2/15/29 #	1,215,000	1,253,880
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	845,000	856,796
CHS 144A 8.00% 3/15/26 #	940,000	944,700
Encompass Health 4.75% 2/1/30	1,194,000	1,245,712
Hadrian Merger Sub 144A 8.50% 5/1/26 #	880,000	861,133
HCA
5.375% 2/1/25	490,000	543,319
7.58% 9/15/25	690,000	818,009

Jaguar Holding II 144A 5.00% 6/15/28 #	780,000	813,977
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	870,000	919,481
Surgery Center Holdings 144A 10.00% 4/15/27 #	445,000	475,872
Tenet Healthcare
144A 6.125% 10/1/28 #	435,000	423,309
6.75% 6/15/23	455,000	480,271
6.875% 11/15/31	781,000	783,780

Verscend Escrow 144A 9.75% 8/15/26 #	875,000	942,266
		11,362,505
Insurance — 1.60%
GTCR AP Finance 144A 8.00% 5/15/27 #	305,000	325,588
HUB International 144A 7.00% 5/1/26 #	815,000	836,194
USI 144A 6.875% 5/1/25 #	1,465,000	1,495,201
		2,656,983
NQ-137 [10/20] 12/20 (1440438)    5

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media — 6.51%
CCO Holdings
144A 4.50% 8/15/30 #	1,875,000	$1,950,009
144A 4.50% 5/1/32 #	210,000	217,087
144A 5.375% 6/1/29 #	720,000	780,221

Clear Channel Worldwide Holdings 9.25% 2/15/24	944,000	819,368
CSC Holdings
144A 4.625% 12/1/30 #	1,075,000	1,076,199
144A 5.75% 1/15/30 #	780,000	834,834

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	870,000	810,592
Gray Television 144A 7.00% 5/15/27 #	830,000	896,400
Netflix 144A 4.875% 6/15/30 #	480,000	548,700
Nexstar Broadcasting
144A 4.75% 11/1/28 #	610,000	615,719
144A 5.625% 7/15/27 #	655,000	683,863

Sirius XM Radio 144A 4.125% 7/1/30 #	780,000	802,823
Terrier Media Buyer 144A 8.875% 12/15/27 #	780,000	798,814
		10,834,629
Real Estate — 1.08%
HAT Holdings I 144A 3.75% 9/15/30 #	635,000	637,381
Iron Mountain 144A 5.25% 7/15/30 #	545,000	559,988
MGM Growth Properties Operating Partnership 5.75% 2/1/27	560,000	605,192
		1,802,561
Services — 4.98%
Clean Harbors 144A 5.125% 7/15/29 #	580,000	632,122
Covanta Holding
5.00% 9/1/30	310,000	317,363
6.00% 1/1/27	940,000	982,300

Gartner 144A 4.50% 7/1/28 #	700,000	731,647
GFL Environmental 144A 4.25% 6/1/25 #	480,000	490,500
Prime Security Services Borrower
144A 5.75% 4/15/26 #	945,000	1,007,606
144A 6.25% 1/15/28 #	1,150,000	1,163,673
Sabre GLBL
144A 7.375% 9/1/25 #	600,000	612,900
144A 9.25% 4/15/25 #	515,000	568,431

Tms International Holding 144A 7.25% 8/15/25 #	515,000	493,113
6    NQ-137 [10/20] 12/20 (1440438)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)
United Rentals North America
3.875% 2/15/31	780,000	$789,262
5.25% 1/15/30	460,000	499,388
		8,288,305
Technology & Electronics — 5.28%
Banff Merger Sub 144A 9.75% 9/1/26 #	935,000	984,087
Black Knight InfoServ 144A 3.625% 9/1/28 #	725,000	734,969
BY Crown Parent
144A 4.25% 1/31/26 #	750,000	760,313
144A 7.375% 10/15/24 #	1,537,000	1,557,972

Camelot Finance 144A 4.50% 11/1/26 #	790,000	823,081
CommScope Technologies 144A 5.00% 3/15/27 #	765,000	717,666
Microchip Technology 144A 4.25% 9/1/25 #	815,000	845,192
Open Text Holdings 144A 4.125% 2/15/30 #	839,000	872,006
Shift4 Payments 144A 4.625% 11/1/26 #	465,000	472,556
SS&C Technologies 144A 5.50% 9/30/27 #	963,000	1,024,709
		8,792,551
Transportation — 2.48%
Delta Air Lines
144A 7.00% 5/1/25 #	805,000	879,307
7.375% 1/15/26	785,000	812,186

Mileage Plus Holdings 144A 6.50% 6/20/27 #	550,000	573,719
Southwest Airlines 5.125% 6/15/27	470,000	523,261
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	380,000	403,275
Stena International 144A 6.125% 2/1/25 #	300,000	282,750
VistaJet Malta Finance 144A 10.50% 6/1/24 #	685,000	652,462
		4,126,960
Utilities — 1.89%
Calpine
144A 4.625% 2/1/29 #	155,000	156,738
144A 5.00% 2/1/31 #	905,000	925,317

PG&E 5.25% 7/1/30	850,000	851,063
Vistra Operations
144A 5.50% 9/1/26 #	573,000	593,771
144A 5.625% 2/15/27 #	595,000	621,156
		3,148,045
Total Corporate Bonds (cost $144,076,478)		146,867,018

NQ-137 [10/20] 12/20 (1440438)    7

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements — 7.16%
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	1,898,579	$1,914,005
Apro 5.00% (LIBOR03M + 4.00%) 11/14/26 •	373,978	371,173
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/15/21 •	347,103	324,541
Boxer Parent 4.397% (LIBOR01M + 4.25%) 10/2/25 •	258,657	251,490
BW Gas & Convenience Holdings 6.41% (LIBOR01M + 6.25%) 11/18/24 •	848,376	848,376
BWay Holding 3.479% (LIBOR03M + 3.25%) 4/3/24 •	552,147	517,983
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	528,675	532,640
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	658,200	673,010
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	345,000	341,550
Granite US Holdings Tranche B 5.47% (LIBOR03M + 5.25%) 9/30/26 •	870,540	818,308
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	887,775	886,665
Informatica 2nd Lien 7.125% 2/14/25	945,000	960,356
Merrill Communications Tranche B 1st Lien 6.00% (LIBOR06M + 5.00%) 10/5/26 •	672,915	671,233
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%) 9/2/24 •	457,396	434,621
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	1,214,000	1,238,786
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	560,000	437,675
Verscend Holding Tranche B 4.647% (LIBOR01M + 4.50%) 8/27/25 •	703,134	691,415
Total Loan Agreements (cost $11,883,953)		11,913,827
	Number of shares
Common Stock — 0.00%
Communications — 0.00%
Century Communications =, †	4,250,000	0
		0
Total Common Stock (cost $128,662)		0

8    NQ-137 [10/20] 12/20 (1440438)

(Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 3.15%
Money Market Mutual Funds — 3.15%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	1,308,856	$1,308,856
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,308,856	1,308,856
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	1,308,856	1,308,856
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,308,856	1,308,856
Total Short-Term Investments (cost $5,235,424)		5,235,424
Total Value of Securities—98.67% (cost $161,545,604)		164,238,868
Receivables and Other Assets Net of Liabilities—1.33%		2,215,748
Net Assets Applicable to 44,928,588 Shares Outstanding—100.00%		$166,454,616
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of Rule 144A securities was $92,961,216, which represents 55.85% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
>	PIK. 47% of the income received was in cash and 53% was in principal.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
NQ-137 [10/20] 12/20 (1440438)    9

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
Summary of currencies:
USD – US Dollar
10    NQ-137 [10/20] 12/20 (1440438)